Accounts Receivable (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of accounts receivable
Total gross receivables			$ 110,781	$ 190,679
Less: allowance for doubtful accounts			(24,746)	(24,746)
Total net receivables			86,035	165,933
Successor [Member]
Summary of accounts receivable
Total gross receivables	$ 314,002
Less: allowance for doubtful accounts	(34,235)
Total net receivables	279,767	$ 190,893
Predecessor [Member]
Summary of accounts receivable
Total net receivables		$ 190,893	86,035
Billed SG block sales [Member]
Summary of accounts receivable
Total gross receivables	189,842		82,200	172,837
Billed Engineering services [Member]
Summary of accounts receivable
Total gross receivables	120,160		14,181	2,000
Billed Project management [Member]
Summary of accounts receivable
Total gross receivables	$ 4,000		$ 14,400	$ 15,842